Significant accounting policies (Narrative) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Percentage of monthly salary contributed to insurance funds		8.33%
Severance costs		$ 4,567	$ 4,549	$ 3,081
Deferred revenues resulting from transaction and service fees		11,353	12,145
Advertising costs		$ 119,519	$ 108,645	$ 68,539
Potentially dilutive options to purchase ordinary shares | shares		6,386,203	5,840,619	6,017,362
Operating lease ROU assets		$ 9,077	$ 11,727
Operating lease liabilities		9,404
Reclassification of additional paid in capital to convertible notes		78,157
Reclassification of additional paid in capital to retained earnings		$ 21,033
Impairment of long-lived assets	$ 27,629
Vesting period		4 years
Number of Reportable Segments | Segment		1
Number of Operating Segments | Segment		1
Computers and peripheral equipment
Property and equipment, net		33.00%
Leasehold improvements
Estimated useful lives		shortest of the term of the lease or the useful life of the asset
Minimum
Intangible assets useful life		2 years
Minimum | Office furniture and equipment
Property and equipment, net		7.00%
Maximum
Intangible assets useful life		10 years
Maximum | Office furniture and equipment
Property and equipment, net		15.00%
Transaction Fee
Disaggregated revenue		$ 250,846	217,086	$ 139,019
Service
Disaggregated revenue		$ 86,520	$ 80,576	$ 50,491